Insurance claim receivable	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Insurance claim receivable

6. Insurance claim receivable

In February 2022, the “Pyxis Epsilon” experienced a brief grounding at port which resulted in minor damages to the vessel. The vessel was off-hire for 43 days including shipyard repairs and returned to commercial employment at the end of March 2022. As of the date of this Annual report, the outstanding balance of this insurance claim is $288 out of a total claimed amount of $2,022.